SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2024		December 31, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Balance, beginning of period	3,300,083	$3.06	1,478,773	$5.35
Granted	92,301	2.24	2,559,979	1.98
Expired	(637,507)	5.38	(717,660)	3.78
Forfeited	(130,507)	4.82	(21,009)	7.94
Balance, end of period	2,624,370	$2.38	3,300,083	$3.06

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise price per share	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
1.04 - 2.05	1,881,583	3.76	$1.13	770,273	$1.16
2.06 - 4.05	247,022	1.11	3.81	247,022	3.81
4.06 - 6.05	327,885	2.00	5.15	327,885	5.15
7.05 - 12.38	167,880	0.98	8.99	167,880	8.99
1.04 - 12.38	2,624,370	3.11	$2.38	1,513,060	$3.33

Disclosure of black-scholes valuation of stock options granted [Table Text Block]
	December 31, 2024		December 31, 2023
Expected annualized volatility	60%		51.79% - 61.47%
Risk free interest rate	3.08%		3.27% - 4.43%
Expected life	2.25	yr	1 - 3.5	yr
Expected dividends	-		-
Weighted average of strike price of options granted	$1.11		$1.98

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	RSUs	Weighted average fair value
Balance at December 31, 2022	292,046	$5.60
Granted	1,058,022	1.10
Settled	(110,602)	5.81
Settled in cash	(25,873)	5.81
Forfeited/Expired	(48,474)	2.57
Balance as at December 31, 2023	1,165,119	1.35
Settled	(301,103)	1.84
Deferred settlement	38,225	1.84
Forfeited/Expired	(67,166)	1.30
Balance at December 31, 2024	835,075	$1.06

Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	DSUs	Weighted average fair value
Balance at December 31, 2022	194,610	$4.73
Granted	537,865	1.15
Vested	-	1.80
Balance as at December 31, 2023	732,475	2.05
Granted	145,783	0.83
Cancelled	(123,893)	0.95
Settled	(56,829)	3.41
Balance at December 31, 2024	697,536	$1.85

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	Warrants	Weighted average fair value
Balance at December 31, 2023	2,015,122	$1.04
Issued	8,305,874	0.89
Expired	(2,015,122)	1.04
Balance at December 31, 2024	8,305,874	$0.89